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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700    Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2014

Date of reporting period:       January 31, 2014

Item 1.  Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Common Stocks - 98.7%	Shares	Value
Consumer Discretionary - 26.8%
Automobiles - 1.9%
Harley-Davidson, Inc.	3,115	$192,165

Hotels, Restaurants & Leisure - 5.5%
Orient-Express Hotels Ltd. - Class A *	8,695	123,121
Starwood Hotels & Resorts Worldwide, Inc.	2,755	205,826
Wynn Resorts, Ltd.	1,100	239,162
		568,109
Household Durables - 1.7%
Toll Brothers, Inc. *	4,820	177,135

Internet & Catalog Retail - 7.2%
Amazon.com, Inc. *	912	327,125
Liberty Interactive Corp. - Series A *	8,805	235,182
priceline.com, Inc. *	164	187,762
		750,069
Media - 6.8%
Discovery Communications, Inc. - Class C *	2,665	196,464
Liberty Media Corp. - Class A *	2,229	293,314
Scripps Networks Interactive, Inc. - Class A	623	45,180
Walt Disney Co. (The)	2,325	168,818
		703,776
Multiline Retail - 0.5%
J. C. Penney Co., Inc. *	8,689	51,439

Specialty Retail - 0.9%
Restoration Hardware Holdings, Inc. *	1,685	95,607

Textiles, Apparel & Luxury Goods - 2.3%
lululemon athletica, inc. *	1,875	85,669
Michael Kors Holdings Ltd. *	1,935	154,664
		240,333
Consumer Staples - 4.5%
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	2,285	256,743

Personal Products - 2.0%
Estée Lauder Cos., Inc. (The) - Class A	3,075	211,375

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Value
Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chesapeake Energy Corp.	5,835	$157,020
EOG Resources, Inc.	1,465	242,076
Pioneer Natural Resources Co.	1,530	259,060
		658,156
Financials - 13.7%
Capital Markets - 1.4%
Goldman Sachs Group, Inc. (The)	855	140,323

Diversified Financial Services - 10.3%
Bank of America Corp.	24,450	409,538
Citigroup, Inc.	6,454	306,113
MasterCard, Inc. - Class A	4,650	351,912
		1,067,563
Insurance - 2.0%
American International Group, Inc.	4,290	205,748

Health Care - 10.9%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. *	1,711	271,587
Gilead Sciences, Inc. *	4,470	360,506
		632,093
Health Care Providers & Services - 4.8%
Humana, Inc.	5,070	493,311

Industrials - 2.7%
Aerospace & Defense - 2.7%
Boeing Co. (The)	2,255	282,461

Information Technology - 27.6%
Communications Equipment - 8.4%
Aruba Networks, Inc. *	9,200	181,332
CIENA Corp. *	7,115	165,993
Finisar Corp. *	4,755	112,741
QUALCOMM, Inc.	3,805	282,407
Ruckus Wireless, Inc. *	9,710	130,405
		872,878
Computers & Peripherals - 4.9%
Apple, Inc.	1,017	509,110

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.7% (Continued)	Shares	Value
Information Technology - 27.6% (Continued)
Internet Software & Services - 8.0%
Facebook, Inc. - Class A *	5,240	$327,867
Google, Inc. - Class A *	262	309,414
Twitter, Inc. *	1,080	69,660
Youku Tudou, Inc. - ADR *	4,435	128,438
		835,379
Semiconductors & Semiconductor Equipment - 1.5%
Mellanox Technologies Ltd. *	4,060	151,316

Software - 4.8%
salesforce.com, inc. *	4,590	277,833
Splunk, Inc. *	2,815	216,839
		494,672
Materials - 3.3%
Chemicals - 3.3%
Monsanto Co.	2,280	242,934
Rockwood Holdings, Inc.	1,500	102,795
		345,729
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
Equinix, Inc. *	1,550	287,060

Total Common Stocks (Cost $6,883,229)		$10,222,550

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	74,443	$74,443
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (a)	74,442	74,442
Total Money Market Funds (Cost $148,885)		$148,885

Total Investments at Value - 100.1% (Cost $7,032,114)		$10,371,435

Liabilities in Excess of Other Assets - (0.1%)		(6,454)

Total Net Assets - 100.0%		$10,364,981

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

1.   Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,222,550	$-	$-	$10,222,550
Money Market Funds	148,885	-	-	148,885
Total	$10,371,435	$-	$-	$10,371,435

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of January 31, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of January 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2014:

Cost of portfolio investments	$7,105,703

Gross unrealized appreciation	$3,505,736
Gross unrealized depreciation	(240,004)

Net unrealized appreciation	$3,265,732

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector and or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of January 31, 2014, the Fund had 26.8% and 27.6%, respectively, of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Common Stocks - 96.0%	Shares	Value
Consumer Discretionary - 23.4%
Hotels, Restaurants & Leisure - 4.9%
Starwood Hotels & Resorts Worldwide, Inc.	7,410	$553,601
Wynn Resorts, Ltd.	3,395	738,141
		1,291,742
Household Durables - 1.6%
Toll Brothers, Inc. *	11,480	421,890

Internet & Catalog Retail - 5.7%
Amazon.com, Inc. *	2,511	900,671
priceline.com, Inc. *	523	598,777
		1,499,448
Media - 8.3%
Discovery Communications, Inc. - Class A *	5,640	449,959
Liberty Global plc - Series A *	5,815	464,793
Liberty Global plc - Series K *	2,465	195,549
Liberty Media Corp. - Class A *	4,795	630,974
Walt Disney Co. (The)	6,158	447,132
		2,188,407
Multiline Retail - 0.5%
J.C. Penney Co., Inc. *	22,666	134,183

Specialty Retail - 0.9%
Restoration Hardware Holdings, Inc. *	4,290	243,415

Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd. *	5,035	402,447

Consumer Staples - 5.7%
Beverages - 1.4%
Coca-Cola Co. (The)	9,745	368,556

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	5,480	615,733

Personal Products - 2.0%
Estée Lauder Cos., Inc. (The) - Class A	7,725	531,016

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.0% (Continued)	Shares	Value
Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Chesapeake Energy Corp.	19,930	$536,316
EOG Resources, Inc.	7,893	1,304,240
Pioneer Natural Resources Co.	1,600	270,912
		2,111,468
Financials - 15.5%
Capital Markets - 1.4%
Goldman Sachs Group, Inc. (The)	2,215	363,526

Diversified Financial Services - 12.0%
Bank of America Corp.	71,385	1,195,699
Citigroup, Inc.	22,064	1,046,496
MasterCard, Inc. - Class A	12,030	910,430
		3,152,625
Insurance - 2.1%
American International Group, Inc.	11,785	565,208

Health Care - 10.3%
Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. *	4,788	759,999
Gilead Sciences, Inc. *	12,185	982,721
		1,742,720
Health Care Providers & Services - 3.7%
Humana, Inc.	9,910	964,243

Industrials - 2.8%
Aerospace & Defense - 2.8%
Boeing Co. (The)	5,844	732,019

Information Technology - 23.8%
Communications Equipment - 2.8%
QUALCOMM, Inc.	9,986	741,161

Computers & Peripherals - 6.5%
Apple, Inc.	3,396	1,700,037

Internet Software & Services - 7.9%
Facebook, Inc. - Class A *	13,465	842,505
Google, Inc. - Class A *	907	1,071,140

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 96.0% (Continued)	Shares	Value
Information Technology - 23.8% (Continued)
Internet Software & Services - 7.9% (Continued)
Twitter, Inc. *	2,750	$177,375
		2,091,020
Software - 6.6%
salesforce.com, inc. *	16,650	1,007,824
VMware, Inc. - Class A *	4,105	370,025
Workday, Inc. - Class A *	4,175	373,830
		1,751,679
Materials - 3.7%
Chemicals - 3.7%
Monsanto Co.	6,650	708,557
Rockwood Holdings, Inc.	3,860	264,526
		973,083
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
Equinix, Inc. *	3,940	729,688

Total Common Stocks (Cost $17,459,653)		$25,315,314

Money Market Funds - 3.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	469,012	$469,012
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (a)	469,011	469,011
Total Money Market Funds (Cost $938,023)		$938,023

Total Investments at Value - 99.6% (Cost $18,397,676)		$26,253,337

Other Assets in Excess of Liabilities - 0.4%		113,290

Total Net Assets - 100.0%		$26,366,627

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2014.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

1.   Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,315,314	$-	$-	$25,315,314
Money Market Funds	938,023	-	-	938,023
Total	$26,253,337	$-	$-	$26,253,337

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of January 31, 2014, the Fund did not have any transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of January 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2014:

Cost of portfolio investments	$18,900,720

Gross unrealized appreciation	$7,809,471
Gross unrealized depreciation	(456,854)

Net unrealized appreciation	$7,352,617

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 12, 2014

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 12, 2014